Nature of Operations - Additional Information (Detail) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Nature of operations [abstract]
Accumulated deficit	$ (85,143,089)	$ (88,038,390)
Working capital	$ 119,195,168